Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Inventories [Abstract]
Schedule of Current Inventories

	2021	2020
Raw materials	101,270	56,420
Finished goods (Note 5) (1)	138,254	77,041
	239,524	133,461
(1) Finished goods of Crops reportable segment are valued at fair value.